Revenue Recognition - Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	$ (32,526,874)	$ 10,479,504	$ (11,467,969)
Foreign Currency [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	594		(310)
Stock Indices [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	482,146	18,663,955	(7,175,826)
Commodities [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	(85,975)	(2,459,475)	(300,054)
Equity [Member]
Schedule of Trading Activities on the Consolidated Statements of Operations and Comprehensive Income (Loss) [Line Items]
Trading revenue	$ (32,923,639)	$ (5,724,976)	$ (3,991,779)